INCOME TAX (Details Textual) $ in Millions	6 Months Ended
Jun. 30, 2015 USD ($)
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	31.00%
Discontinued Operation, Provision for Loss (Gain) on Disposal, Net of Tax	$ 20.7
Effective Income Tax Rate Reconciliation, Percent, Total	36.15%
FRANCE
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	33.33%
IRELAND
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	12.50%